Note 38 - Structured Entities - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 1,100	€ 1,100
Notional related to positive replacement values of derivatives to unconsolidated structured entities	117,000	457,000
Notional related to negative replacement values of derivatives to unconsolidated structured entities	315,000	397,000
Notional related to off balance sheet commitments to unconsolidated structured entities	26,000	28,000
Total size of structured entities	2,329,000	2,723,000
Of which: From Funds	1,223,000	1,138,000
Total trading assets	8,900	9,900
Of which: [Abstract]
Securitizations	2,800	3,200
Funds structured entities		3,700
Loans consisting of investments in securitization tranches and financing to Third party funding entities	116,700	118,600
Other assets primarily consisting of prime brokerage receivables and cash margin balances	14,700	14,700
Gross revenues from sponsored entities where the Group did not hold an interest	38	226
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for securitization	1,700	3,400
Aggregated carrying amounts of assets transferred to sponsored unconsolidated structured entities for repackaging and investment entities	€ 1,900	€ 1,200